Eaton Vance
Large-Cap Value Fund
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 98.9%
Security	Shares	Value
Aerospace & Defense — 0.9%
Huntington Ingalls Industries, Inc.	30,710	$ 11,666,729
		$ 11,666,729
Air Freight & Logistics — 2.2%
United Parcel Service, Inc., Class B	302,991	$ 29,808,255
		$ 29,808,255
Banks — 6.9%
Bank of America Corp.	795,412	$ 38,776,335
Huntington Bancshares, Inc.	1,661,697	26,005,558
Wells Fargo & Co.	346,698	27,600,628
		$ 92,382,521
Biotechnology — 2.4%
AbbVie, Inc.	78,429	$ 17,057,523
Gilead Sciences, Inc.	108,922	15,180,459
		$ 32,237,982
Broadline Retail — 4.2%
Amazon.com, Inc.(1)	220,709	$ 45,967,063
eBay, Inc.	105,728	9,623,363
		$ 55,590,426
Building Products — 2.1%
Johnson Controls International PLC	212,959	$ 27,886,981
		$ 27,886,981
Capital Markets — 4.6%
Cboe Global Markets, Inc.	89,683	$ 25,207,201
Charles Schwab Corp.	380,587	35,767,566
		$ 60,974,767
Chemicals — 2.0%
Linde PLC	55,352	$ 27,441,307
		$ 27,441,307
Communications Equipment — 2.5%
Cisco Systems, Inc.	433,418	$ 33,628,903
		$ 33,628,903
Security	Shares	Value
Consumer Staples Distribution & Retail — 2.3%
BJ's Wholesale Club Holdings, Inc.(1)	115,621	$ 11,379,419
U.S. Foods Holding Corp.(1)	213,549	19,691,353
		$ 31,070,772
Containers & Packaging — 2.5%
Avery Dennison Corp.	62,285	$ 10,755,374
Ball Corp.	395,931	23,403,481
		$ 34,158,855
Electric Utilities — 4.8%
Duke Energy Corp.	102,085	$ 13,367,010
Entergy Corp.	174,874	19,648,842
NextEra Energy, Inc.	164,361	15,265,850
NRG Energy, Inc.	112,149	16,389,455
		$ 64,671,157
Electrical Equipment — 1.8%
Emerson Electric Co.	179,917	$ 23,572,725
		$ 23,572,725
Entertainment — 2.1%
Walt Disney Co.	290,822	$ 28,029,424
		$ 28,029,424
Financial Services — 0.5%
Rocket Cos., Inc., Class A(1)	428,846	$ 6,111,055
		$ 6,111,055
Food Products — 3.1%
Hershey Co.	111,043	$ 23,084,729
J.M. Smucker Co.	194,033	18,712,543
		$ 41,797,272
Ground Transportation — 2.0%
CSX Corp.	643,683	$ 26,423,187
		$ 26,423,187
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	148,462	$ 15,242,594
Boston Scientific Corp.(1)	287,675	18,051,606
		$ 33,294,200
Health Care Providers & Services — 0.9%
UnitedHealth Group, Inc.	46,502	$ 12,582,976
		$ 12,582,976

Eaton Vance
Large-Cap Value Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.8%
McDonald's Corp.	76,688	$ 23,833,864
		$ 23,833,864
Industrial Conglomerates — 1.9%
3M Co.	173,322	$ 25,171,554
		$ 25,171,554
Industrial REITs — 1.4%
First Industrial Realty Trust, Inc.	333,453	$ 19,290,256
		$ 19,290,256
Insurance — 6.8%
American International Group, Inc.	405,530	$ 30,516,132
Prudential PLC	1,488,426	20,693,752
Reinsurance Group of America, Inc.	162,329	33,141,089
Ryan Specialty Holdings, Inc.(2)	207,505	7,001,219
		$ 91,352,192
Interactive Media & Services — 4.8%
Alphabet, Inc., Class A	134,422	$ 38,654,390
Meta Platforms, Inc., Class A	45,949	26,288,802
		$ 64,943,192
IT Services — 0.8%
Accenture PLC, Class A	53,863	$ 10,680,494
		$ 10,680,494
Life Sciences Tools & Services — 1.5%
Mettler-Toledo International, Inc.(1)	15,695	$ 19,794,534
		$ 19,794,534
Machinery — 2.1%
Ingersoll Rand, Inc.	200,363	$ 16,053,083
Westinghouse Air Brake Technologies Corp.	49,582	12,391,038
		$ 28,444,121
Metals & Mining — 2.0%
Alcoa Corp.	145,388	$ 9,643,586
Steel Dynamics, Inc.	96,147	17,306,460
		$ 26,950,046
Multi-Utilities — 0.9%
CMS Energy Corp.	152,720	$ 11,848,018
		$ 11,848,018
Security	Shares	Value
Oil, Gas & Consumable Fuels — 9.7%
ConocoPhillips	243,736	$ 32,173,152
Exxon Mobil Corp.	251,415	42,655,069
Occidental Petroleum Corp.	201,838	13,119,470
Phillips 66	88,097	16,049,512
Williams Cos., Inc.	356,271	25,929,403
		$ 129,926,606
Pharmaceuticals — 5.1%
Bristol-Myers Squibb Co.	458,765	$ 27,824,097
Merck & Co., Inc.	238,868	28,733,432
Zoetis, Inc.	95,414	11,278,889
		$ 67,836,418
Semiconductors & Semiconductor Equipment — 5.9%
Advanced Micro Devices, Inc.(1)	68,698	$ 13,975,234
Intel Corp.(1)	348,031	15,358,608
Microchip Technology, Inc.	247,438	15,986,969
Micron Technology, Inc.	99,647	33,664,743
		$ 78,985,554
Software — 1.2%
Salesforce, Inc.	89,013	$ 16,616,057
		$ 16,616,057
Specialty Retail — 2.7%
Lowe's Cos., Inc.	54,619	$ 12,905,377
Ross Stores, Inc.	107,580	23,305,056
		$ 36,210,433
Total Common Stocks (identified cost $1,071,814,445)		$1,325,212,833

Short-Term Investments — 1.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	14,410,949	$ 14,410,949
Total Short-Term Investments (identified cost $14,410,949)		$ 14,410,949
Total Investments — 100.0% (identified cost $1,086,225,394)		$1,339,623,782
Other Assets, Less Liabilities — (0.0)%†		$ (499,912)
Net Assets — 100.0%		$1,339,123,870

Eaton Vance
Large-Cap Value Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2026. The aggregate market value of securities on loan at March 31, 2026 was $6,931,174 and the total market value of the collateral received by the Fund was $6,908,457, comprised of U.S. government and/or agencies securities.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Fund did not have any open derivative instruments at March 31, 2026.
Affiliated Investments
At March 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $14,410,949, which represents 1.1% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$14,737,235	$71,749,754	$(72,076,040)	$ —	$ —	$14,410,949	$93,908	14,410,949
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 92,972,616	$ —	$ —	$ 92,972,616
Consumer Discretionary	115,634,723	—	—	115,634,723
Consumer Staples	72,868,044	—	—	72,868,044
Energy	129,926,606	—	—	129,926,606
Financials	230,126,783	20,693,752	—	250,820,535
Health Care	165,746,110	—	—	165,746,110
Industrials	172,973,552	—	—	172,973,552
Information Technology	139,911,008	—	—	139,911,008
Materials	88,550,208	—	—	88,550,208

Eaton Vance
Large-Cap Value Fund
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Real Estate	$ 19,290,256	$ —	$ —	$ 19,290,256
Utilities	76,519,175	—	—	76,519,175
Total Common Stocks	$1,304,519,081	$20,693,752*	$ —	$1,325,212,833
Short-Term Investments	$ 14,410,949	$ —	$ —	$ 14,410,949
Total Investments	$1,318,930,030	$20,693,752	$ —	$1,339,623,782
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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